Prepayments and Other Current Assets - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Employee advances	$ 2,186,438	$ 15,885
Interest receivables	1,446,414	0
VAT recoverable	1,352,594	776,141
Prepayments	1,218,771	419,376
Proceeds receivable for employee share option exercises	611,745	0
Restricted cash	80,000	80,000
Others	562,870	89,635
Prepayments and other current assets	$ 7,458,832	$ 1,381,037